Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, share authorized (in Shares)	1,097,141,091	1,097,141,091
Ordinary shares, share issued (in Shares)	20,712,924	20,712,924
Ordinary shares, share outstanding (in Shares)	19,147,732	20,185,908
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, share authorized (in Shares)	2,858,909	2,858,909
Ordinary shares, share issued (in Shares)	2,858,909	2,858,909
Ordinary shares, share outstanding (in Shares)	2,858,909	2,858,909